Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 2,000		$ 492
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.90%	8.90%
Borrowings, interest rate basis	2.5	2.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 13,687		₨ 8,660
Gain loss on derivative financial instruments	13,687		8,660
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	(8,079)		(1,742)
Gain loss on derivative financial instruments	₨ (8,079)		₨ (1,742)
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss) | $		$ 0		0
Gain loss on derivative financial instruments | $		$ 0		$ 0